Retirement Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Losses deferred in accumulated other comprehensive income will be amortized into earnings in 2015	$ 193
Losses deferred in accumulated other comprehensive income	1,307
Total accumulated benefit obligation	5,277	4,782
Accumulated benefit obligations in excess of plan assets for retirement plans, projected benefit obligation	1,028	978
Accumulated benefit obligations in excess of plan assets for retirement plans, accumulated benefit obligation	928	887
Accumulated benefit obligations in excess of plan assets for retirement plans, fair value of plan assets	455	464
Estimated future employer contributions in next fiscal year	60
Estimated pension expense, 2015	165
Pension expense	153	228	173
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded status of plan	137	249
Over(Under) funded plans	137
Unfunded plans	(182)
Future benefit payments, 2015	197
Future benefit payments, 2016	207
Future benefit payments, 2017	217
Future benefit payments, 2018	227
Future benefit payments, 2019	237
Total future benefit payments, 2020 - 2024	1,304
Discount rate	4.25%	4.75%	4.00%
Pension expense	108	183	120
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded status of plan	(342)	(370)
Over(Under) funded plans	(342)
Unfunded plans	(218)
Future benefit payments, 2015	48
Future benefit payments, 2016	50
Future benefit payments, 2017	56
Future benefit payments, 2018	58
Future benefit payments, 2019	60
Total future benefit payments, 2020 - 2024	346
Discount rate	3.60%	4.20%	4.10%
Pension expense	$ 45	$ 45	$ 53